Shareholder Report, Holdings (Details) - C000049877	Apr. 30, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	43.90%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.30%)
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	13.40%
CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.10%
CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	7.10%
CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
CurrencyExposure_Long_Czech Republic
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	121.80%
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.30%)
AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.30%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.20%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	27.30%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.10%